UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

             Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________to ________

Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001633194 (MF IVc Depositor, LLC)

Bayview Mortgage Fund IVc Trust 2017-RT3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable)
Central Index Key Number of underwriter (if applicable):

Stuart Waldman, Senior Vice President, 305-341-5576
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7 and 99.8 for the related information.

Item 3.	Exhibits

99. 1     Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative

Schedule 2—Clarity Compliance Report Set

Schedule 3—Tigre Compliance Report Set

Schedule 4—JCIII Compliance Report Set

Schedule 5—Data Integrity Review

Schedule 6—Payment History Review

99.2     Disclosures required by Rule 15Ga-2 for Linear Title & Closing Ltd.

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.3     Disclosures required by Rule 15Ga-2 for Deed Research, Inc. DBA DRI Title & Escrow

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.4     Disclosures required by Rule 15Ga-2 for Lincoln Abstract & Settlement Services, LLC

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.5     Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.6     Disclosures required by Rule 15Ga-2 for Independent Settlement Services, LLC

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.7     Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative

Schedule 2—Payment History Review

99.8     Disclosures required by Rule 15Ga-2 for Clayton Services, LLC

Schedule 1—Narrative

Schedule 2—Conditions Compliance Report Set

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 21, 2017

MF IVc DEPOSITOR, LLC
(Securitizer)
By:	/s/ Stuart Waldman
Name: Stuart Waldman
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

99. 1     Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative

Schedule 2—Clarity Compliance Report Set

Schedule 3—Tigre Compliance Report Set

Schedule 4—JCIII Compliance Report Set

Schedule 5—Data Integrity Review

Schedule 6—Payment History Review

99.2     Disclosures required by Rule 15Ga-2 for Linear Title & Closing Ltd.

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.3     Disclosures required by Rule 15Ga-2 for Deed Research, Inc. DBA DRI Title & Escrow

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.4     Disclosures required by Rule 15Ga-2 for Lincoln Abstract & Settlement Services, LLC

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.5     Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.6     Disclosures required by Rule 15Ga-2 for Independent Settlement Services, LLC

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.7     Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative

Schedule 2—Payment History Review

99.8     Disclosures required by Rule 15Ga-2 for Clayton Services, LLC

Schedule 1—Narrative

Schedule 2—Conditions Compliance Report Set